Shareholder Report, Average Annual Return (Details)					12 Months Ended		20 Months Ended	41 Months Ended	46 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2023	May 19, 2021	Dec. 28, 2020	Dec. 04, 2020	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000249248
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Fort Pitt Capital Total Return Fund
C000217840
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Advisory Research Small Cap Value - Class I
C000222264
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Altrinsic International Equity Fund - Class I
C000222265
Average Annual Return [Line Items]
Line Graph and Table Measure Name		North Square McKee Bond Fund - Class I
C000222266
Average Annual Return [Line Items]
Line Graph and Table Measure Name			North Square McKee Bond Fund - Class R6
C000217841
Average Annual Return [Line Items]
Line Graph and Table Measure Name					North Square Strategic Income Fund - Class A
Average Annual Return, Percent					13.98%		5.25%
C000217842
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Strategic Income Fund - Class I
Without Sales Load [Member] | C000249248
Average Annual Return [Line Items]
Average Annual Return, Percent					38.26%						10.54%	10.23%
Without Sales Load [Member] | C000217840
Average Annual Return [Line Items]
Average Annual Return, Percent					39.67%						9.86%	9.46%
Without Sales Load [Member] | C000222264
Average Annual Return [Line Items]
Average Annual Return, Percent					17.53%					5.03%
Without Sales Load [Member] | C000222265
Average Annual Return [Line Items]
Average Annual Return, Percent					11.37%			(0.78%)
Without Sales Load [Member] | C000222266
Average Annual Return [Line Items]
Average Annual Return, Percent					11.83%				(0.72%)
Without Sales Load [Member] | C000217841
Average Annual Return [Line Items]
Average Annual Return, Percent					18.42%		7.65%
Without Sales Load [Member] | C000217842
Average Annual Return [Line Items]
Average Annual Return, Percent					18.64%						4.43%	4.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					38.02%						15.27%	13.00%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					37.86%						14.60%	12.44%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Average Annual Return, Percent					22.97%					5.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%			(1.52%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%				(2.08%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%		4.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%						(0.23%)	1.49%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent					31.77%						8.42%	7.33%
Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent					8.20%		4.92%
Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent					8.20%						0.85%	1.73%